Revenue - Additional Information (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] $ in Millions	12 Months Ended
Mar. 31, 2024 USD ($)
Disaggregation of Revenue [Line Items]
Contract with Customer, Liability, Revenue Recognized	$ 113.1
E One [Member]
Disaggregation of Revenue [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, current liabilities, deferred revenue	65.6
Television Production [Member]
Disaggregation of Revenue [Line Items]
Contract with customer performance obligation satisfied in the previous period fixed and variable fee	$ 290.6